DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Description of Business

XCF Global, Inc. (“New XCF, the “Company”, or “we”), a Delaware corporation, formerly known as Focus Impact BH3 NewCo, Inc., was founded on March 6, 2024, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination. Subsequent to the Business Combination, the name was changed to XCF Global, Inc.

In connection with the completion of the Business Combination described below under “Business Combination,” XCF Global Capital, Inc., a Nevada corporation (referred to herein as “Legacy XCF”), became a wholly-owned subsidiary of New XCF. Legacy XCF was formed in January 2023, and was founded to develop, operate and invest in renewable energy assets and production facilities. Throughout 2023, Legacy XCF identified acquisition targets in Nevada, Florida, and North Carolina as the foundation for the Company’s first production of sustainable aviation fuel (“SAF”), a synthetic kerosene derived from waste- and residue-based feedstocks such as waste oils and fats, green and municipal waste, and non-food crops and, currently, blended with conventional Jet-A fuel. We are committed to reducing the world’s carbon footprint by meeting the growing demand for renewable fuels and will concentrate on the production of clean-burning, sustainable biofuels, principally SAF. Though we are focused on promoting and accelerating the decarbonization of the aviation industry through SAF, we may, opportunistically, produce other renewable products such as renewable diesel, a renewable fuel, and bio-based glycerol, also known as natural glycerin, which is used in healthcare, food, and cosmetics industries. We believe there is a market opportunity in the aviation and renewable sectors as a result of a combination of regulatory support, industry-led demand and end-user commitment. The actual market environment may evolve differently from our expectations and is subject to a variety of external forces such as government regulation and technological development that may impact the market opportunity. New XCF intends to build a nationwide portfolio of SAF and renewable fuels production facilities that use waste- and residue-based feedstocks at competitive production costs. We also intend to implement a fully integrated business model from feedstock supply and production to marketing and sales of SAF. New XCF is currently one of the few publicly traded renewable fuels companies primarily focused on SAF and renewable fuels in the United States, with the stated intention to be a majority SAF producer, distinguishing itself from peers that are predominantly legacy crude oil refiners. We intend to scale and operate clean fuel production facilities engineered to the highest levels of compliance, reliability, and quality. We also own dormant biodiesel plants located in Fort Myers, Florida and Wilson, North Carolina that we intend to further build-out and reconstruct SAF, renewable fuels and/or associated SAF-related infrastructure. We are continuing to evaluate the role of each of the Fort Myers, Florida and Wilson, North Carolina facilities within New XCF’s broader SAF and biofuels value chain.

On January 23, 2025 and February 19, 2025, Legacy XCF completed its acquisitions (the “Acquisition”) of New Rise SAF Renewables Limited Liability Company, (“New Rise SAF”) and New Rise Renewables, LLC. (“New Rise Renewables”) (collectively the “New Rise Entities”), which became wholly owned subsidiaries of XCF Global Capital, Inc. (“Legacy XCF”). New Rise Renewables, a Delaware limited liability company, was formed on September 23, 2016 for the purpose of owning 100% of New Rise Renewables Reno, LLC (“New Rise Reno”). New Rise Renewables is focused on producing renewable fuels to lower the world’s carbon footprint by meeting the growing demand for renewable fuels and will concentrate on the production of clean-burning, sustainable biofuels, principally SAF. The New Rise Reno facility is built on a 10-acre parcel located within McCarran, Nevada. New Rise Reno’s activities have primarily consisted of acquiring plant assets, infrastructure development and construction, and other pre-operational expenditures. In February 2025, New Rise Reno began initial production of SAF and renewable naphtha (a byproduct in SAF production). First deliveries of neat SAF and renewable naphtha began in March 2025. During the initial phase of production ramp-up, New Rise Reno production facility operated at approximately 50% of nameplate capacity. Until SAF production is at nameplate capacity, New Rise Reno is not deemed to be an operating facility and classifies as under construction until final project acceptance under New Rise’s license agreement with Axens North America under the original intention of the SAF conversion. Such final project acceptance has not yet been completed. While ramp-up processes are being undertaken and until final plant acceptance, management has made the determination to temporarily produce and sell renewable diesel, a byproduct of SAF production, which can be achieved at approximately 2,000 barrels per day, which is approximately 20% below nameplate capacity, and without any additional modifications to the facility. In May 2025, New Rise Reno began selling renewable diesel under its Supply and Offtake Agreement with Phillips 66 (the “P66 Agreement”). On April 2, 2026, P66 delivered notice to New Rise Reno of termination of the P66 Agreement, and the P66 Agreement was terminated as of May 1, 2026. On April 9, 2026, the Company entered into a term sheet (the “BGN Term Sheet”) with BGN INT US, LLC (“BGN”), an independent global energy and commodities group, pursuant to which the Company would provide inside-the-fence logistics, production and refining services, storage and blending as well as marketing support in coordination with BGN’s sales and logistics teams.  On July 7, 2026, the Company announced the execution of definitive agreements with BGN, which established the commercial structure previously contemplated under the BGN Term Sheet.  Pursuant to the definitive agreements, BGN is expected to facilitate feedstock supply and serve as  a commercialization partner for renewable fuels produced at the Company’s New Rise Renewables Reno facility, including sustainable aviation fuel, renewable diesel and renewable naphtha. The parties intend to coordinate production planning, logistics, and product marketing activities designed to support efficient delivery to end markets.

Business Combination

On March 11, 2024, Legacy XCF entered into a business combination agreement (the “Business Combination Agreement”) with Focus Impact BH3 Acquisition Company (“Focus Impact”), Focus Impact BH3 Newco, Inc., (“NewCo”) a wholly owned subsidiary of Focus Impact, Focus Impact BH3 Merger Sub 1, LLC, a wholly owned subsidiary of NewCo (“Merger Sub 1”), and Focus Impact BH3 Merger Sub 2, Inc., a wholly owned subsidiary of NewCo (“Merger Sub 2”). The business combination was effected in two steps: (a) Focus Impact merged with and into Merger Sub 1, with Merger Sub 1 being the surviving entity as a wholly owned subsidiary of NewCo; and (b) immediately after, Merger Sub 2 merged with and into Legacy XCF, with Legacy XCF continuing as a wholly-owned subsidiary of NewCo (these transactions, collectively, the “Business Combination”).

The Business Combination closed on June 6, 2025 (the “Closing Date”). As a result of the Business Combination, NewCo, subsequently changed its name to XCF Global, Inc. and became a new publicly traded company on NASDAQ (Nasdaq: SAFX).

In connection with the closing of the Business Combination:

●	All shares of Class A common stock of Legacy XCF outstanding as of immediately prior to the Business Combination were cancelled and automatically converted into the right to receive an aggregate 142,130,632 shares of New XCF Class A common stock, par value $0.0001 per share.

●	All 651,919 shares outstanding Focus Impact Class A and Class B common stock were cancelled and converted into shares of common stock of New XCF on a one-for-one basis.

●	11,500,000 redeemable outstanding public warrants and 6,400,000 private placement warrants of Focus Impact representing the right to purchase one share of Focus Impact Class A common stock were adjusted to represent the right to purchase one share of New XCF Class A common stock at $11.50 per share.

The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Accordingly, Legacy XCF was deemed the accounting acquirer (and legal acquiree) and NewCo was treated as the accounting acquiree (and legal acquirer).

Under this method of accounting, the reverse recapitalization was treated as the equivalent of Legacy XCF issuing stock for the net assets (liabilities) of Focus Impact, accompanied by a recapitalization. The net assets of Focus Impact are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy XCF. All periods prior to the Business Combination have been retrospectively adjusted in accordance with the Business Combination Agreement for the equivalent number of common shares outstanding immediately after the Business Combination to affect the reverse recapitalization. Additionally, all outstanding convertible notes were adjusted in accordance with their terms, which will, among other changes to the convertible note terms, result in proportionate adjustments being made to the number of shares issuable upon exercise of such convertible notes and to the exercise and redemption prices of such convertible notes. The number of shares for all periods prior to the Closing Date have been retrospectively decreased using the exchange ratio that was established (the “Exchange Ratio”).

The following table sets forth the assets and liabilities as of June 6, 2025, that were assumed in connection with the execution of the Business Combination:

Focus Impact
Current assets:
Loan receivable	$2,000,000
Other current assets	71,556
Total current assets	2,071,556

Total assets acquired	$2,071,556
Current liabilities:
Non-redemption agreement	$1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	$228,153,023

Total assets acquired and liabilities assumed	$(226,081,467)

In connection with the Business Combination, we incurred a total of approximately $17,011,496 of transaction costs, consisting of legal and other professional fees, of which $6,923,808 was recorded to additional paid-in capital, and $10,087,688 was recorded as an expense in professional fees on the unaudited condensed consolidated statements of operations. All contractual receivables are expected to be collected.

Conversion of Convertible Note to related party

In connection with the closing of the Business Combination, an outstanding Legacy XCF convertible note-to-related party with an aggregate principal amount of $100,000,000 was converted into 10,000,000 shares of New XCF Class A common stock.

Public Warrants and Private Placement Warrants

In connection with the closing of the Business Combination, the Company assumed 11,500,000 outstanding public warrants (the “Public Warrants”) to purchase an aggregate of 11,500,000 shares of Focus Impact Class A common stock at $11.50 per share, which were adjusted to represent the right to purchase an aggregate of 11,500,000 shares of New XCF Class A common stock at $11.50 per share. The total value of the liability associated with the Public Warrants was $121,900,000 measured at fair value at the Closing Date.

In connection with the closing of the Business Combination, the Company assumed 6,400,000 outstanding private placement warrants (the “Private Placement Warrants”) to purchase an aggregate of 6,400,000 of Focus Impact Class A common stock at $11.50 per share, which were adjusted to represent the right to purchase an aggregate of 6,400,000 shares of New XCF Class A common stock at $11.50 per share. The total value of the liability associated with the Private Placement Warrants was $88,768,000 at the Closing Date

The Private Placement Warrants are identical to the Public Warrants underlying the units initially sold by Focus Impact, except that the Private Placement Warrants: (i) will not be redeemable by the Company so long as they are held by the Former Sponsor or Sponsor (as defined in the Private Placement Warrants and the Public Warrants) or any of its permitted transferees; (ii) may be exercised for cash or on a cashless basis, so long as they are held by the Former Sponsor or Sponsor or any of its permitted transferees and (iii) are (including the common stock issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Former Sponsor and Sponsor have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A common stock issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Initial Business Combination.

ELOC Agreement

On May 30, 2025, New XCF and Legacy XCF entered into an equity line of credit purchase agreement (the “ELOC Agreement”) with Helena Global Investment Opportunities I Ltd (“Helena”). Pursuant to the ELOC Agreement, following the completion of the Business Combination, New XCF will have the right to issue and to sell to Helena from time to time, as provided in the ELOC Agreement, up to $50,000,000 of Class A common stock of New XCF, subject to the conditions set forth therein. At issuance, the fair value of the ELOC Agreement was zero. As of June 30, 2026, the Company has sold 17,350,000 shares of Class A common stock raising $2,944,118 net of commissions due Helena related to these At the Market (“ATM”) stock sales and before note payments to Skyfall Capital and YBR Advisors.

As a commitment fee in connection with the execution of the ELOC Agreement, on May 31, 2025, Legacy XCF issued to Helena 740,000 shares of Legacy XCF’s common stock (the “Commitment Shares”). The Commitment Shares were valued at $10.00 per share for a total value of $7,400,000 which was recorded in ELOC commitment fees in the consolidated statements of operations.

On June 15, 2026, the Company terminated the Helena Agreement.

Reverse Asset Acquisition

On December 8, 2023, Legacy XCF and the owners of New Rise Renewables and New Rise SAF, entered into two agreements: (1) the Membership Interest Purchase Agreement with New Rise SAF (“New Rise SAF MIPA”), and (2) the Membership Interest Purchase Agreement with New Rise Renewables (the “New Rise Renewables MIPA,” and together with the New Rise SAF MIPA, the “MIPAs”). The MIPAs facilitated the purchase of 100% of the equity in both New Rise Renewables and New Rise SAF by Legacy XCF, with both transactions closing during the period ending March 31, 2025. The two transactions were consummated as follows:

●	On January 23, 2025, the New Rise SAF acquisition closed when Legacy XCF transferred 18,730,000 shares of its common stock to Randy Soule and GL Part I SPV, LLC (“GL”) – the two legacy membership interest holders of New Rise SAF – in exchange for 100% of the outstanding membership interests of that entity.

●	On February 19, 2025, the New Rise Renewables acquisition closed when Legacy XCF transferred 87,331,951 shares of its common stock to RESC Renewables, LLC (“RESC”) and GL– the two legacy membership interest holders of New Rise Renewables – and issued a $100,000,000 convertible promissory note dated February 19, 2025 (discussed in the “Convertible Promissory Note” section below) to RESC in exchange for 100% of the outstanding membership interests of New Rise Renewables.

The exchange of equity interests between Legacy XCF and the New Rise Entities were executed in contemplation of one another and were treated as a combined transaction, which resulted in the New Rise entities becoming wholly owned subsidiaries of Legacy XCF. The combined transaction was accounted for as a reverse asset acquisition in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-50, “Business Combinations – Related Issues”. New Rise Entities are considered the accounting acquirers and legal acquirees, and Legacy XCF is the legal acquirer and accounting acquiree.

As a result of the Acquisition, the historical financial statements of the consolidated company prior to February 19, 2025, are those of New Rise Renewables and New Rise SAF. The assets and liabilities of Legacy XCF were recorded at fair value as of the acquisition date. The equity structure presented in the financial statements has been retroactively restated to reflect the legal capital structure of Legacy XCF, including the shares issued to New Rise Renewables and New Rise SAF in connection with the acquisition. Prior to the recapitalization, members of the New Rise entities contributed $4,887,000 in equity interests. Total shares of Legacy XCF common stock outstanding immediately following the close of transaction were 183,078,394.

The following table sets forth the fair values of the assets and liabilities as of February 19, 2025, that were assumed in connection with the execution of the MIPAs:

Legacy XCF
Current assets:
Cash and cash equivalents	$220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	$13,919,068
Current liabilities:
Professional fees payable	$2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 9)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$(93,426,624)

The results of operations for Legacy XCF are included in the consolidated financial statements from the date of acquisition forward. All intercompany accounts and transactions have been eliminated in consolidation. All contractual receivables are expected to be collected.

Proposed Transaction with Southern Energy Renewables and DevvStream Corp.

On January 26, 2026, the Company entered into a binding term sheet (the “Term Sheet”) with Southern Energy Renewables, Inc., a Louisiana corporation (“Southern”), DevvStream Corp., an Alberta corporation (“DEVS”), and EEME Energy SPV I LLC (“EEME”), which sets forth the principal terms and conditions of a proposed business combination and related financing transactions (collectively, the “Proposed Transaction”). Pursuant to the Term Sheet, and subject to the finalization of mutually agreeable merger structure and definitive transaction documents and ultimately the satisfaction of certain closing conditions, it is expected that Southern and DEVS will each merge with wholly-owned subsidiaries of the Company, with Southern and DEVS surviving, and their respective stockholders receiving shares of Class A common stock of the Company, par value $0.0001 per share, resulting in Southern and DEVS becoming wholly-owned subsidiaries of XCF. EEME is a related party and is a significant shareholder of New XCF.

In connection with and to support the Proposed Transaction, the Company agreed to invest $10,000,000 to convert and build out its New Rise Reno facility for sustainable aviation fuel blending and related corporate purposes, to be funded through the sale by the Company to EEME of $10,000,000 Common Stock. During the three months ended March 31, 2026, EEME has purchased 69,000,000 shares of Common Stock for $6,900,000. During the three months ended June 30, 2026, EEME has purchased an additional 21,000,000 shares of Common Stock for $2,100,000 bringing the total to $9,000,000. The remaining 10,000,000 shares were purchased by Brown Stone Capital for $1,000,000.

Liquidity and Going Concern

In accordance with Accounting Standards Update, (“ASU”), 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40) (“ASC 205-40”), Management has the responsibility to evaluate whether conditions and/or events raise substantial doubt about the Company’s ability to meet its future financial obligations as they become due within one year after the date that the unaudited condensed consolidated financial statements are issued. This evaluation requires management to perform two steps. First, management must evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern. Second, if management concludes that substantial doubt is raised, management is required to consider whether it has plans in place to alleviate that doubt. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the unaudited condensed consolidated financial statements are issued. Disclosures in the notes to the unaudited condensed consolidated financial statements are required if management concludes that substantial doubt exists or that its plans alleviate the substantial doubt that was raised.

Since inception through June 30, 2026, the Company has incurred recurring losses from operations. The loss from operations was ($16,093,624) and ($40,283,826) for the six months ended June 30, 2026, and 2025, respectively. The Company had an accumulated deficit of $(48,671,118) and current liabilities of $250,934,098 as of June 30, 2026. The Company has cash equivalents, excluding restricted cash, of $329,084 at June 30, 2026. Management believes that operating losses and negative operating cash flows will continue into the foreseeable future, until such time as the New Rise Reno refinery becomes fully operational. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ultimate success is dependent on our ability to obtain additional financing and generate sufficient cash flow to meet the Company’s obligations on a timely basis. The business will require significant capital to sustain operations and significant investments to execute the Company’s long-term business plan. Absent generation of sufficient revenue from the execution of the Company’s long-term business plan, we will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than anticipated, or if we experience significant increases in expense levels resulting from being a publicly-traded company or operations. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.

If we are not able to secure adequate additional funding when needed, we will need to reevaluate the Company’s operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact our business, results of operations and future prospects. There can be no assurance that in the event we require additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on our ability to achieve our intended business objectives.

Therefore, there is substantial doubt about our ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued. The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

Change in Reporting Presentation

Previously, the Company presented professional fees payable as separate line items in the condensed consolidated balance sheets. During the first quarter of 2026, the Company made a voluntary change in accounting presentation to reclassify the amounts to accounts payable and accrued expenses and other current liabilities. Prior period amounts of $7,845,379 and $2,697,000 have been reclassified to accounts payable and accrued expenses and other current liabilities, respectively, to conform to the current year presentation.

Previously, the Company presented the change in fair value of notes payable in the other income (expense) line item in the condensed consolidated statement of operations. During the second quarter of 2025, the Company made a voluntary change in accounting presentation to reclassify the amounts to a separate line item. Prior period amounts of $(45,000) have been reclassified to change in fair value of notes payable, respectively, to conform to the current year presentation.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Description of Business

XCF Global, Inc. (“New XCF, the “Company”, or “we”), a Delaware corporation, formerly known as Focus Impact BH3 NewCo, Inc., was founded on March 6, 2024, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination. Subsequent to the Business Combination, the name was changed to XCF Global, Inc.

In connection with the completion of the Business Combination described below under “The Business Combination,” XCF Global Capital, Inc., a Nevada corporation (referred to herein as “Legacy XCF”), became a wholly-owned subsidiary of New XCF. Legacy XCF was formed in January 2023, and was founded, to develop, operate and invest in renewable energy assets and production facilities. Throughout 2023, Legacy XCF identified acquisition targets in Nevada, Florida, and North Carolina as the foundation for the Company’s first production of sustainable aviation fuel (“SAF”), a synthetic kerosene derived from waste- and residue-based feedstocks such as waste oils and fats, green and municipal waste, and non-food crops and, currently, blended with conventional Jet-A fuel. We are committed to reducing the world’s carbon footprint by meeting the growing demand for renewable fuels and will concentrate on the production of clean-burning, sustainable biofuels, principally SAF. Though we are focused on promoting and accelerating the decarbonization of the aviation industry through SAF, we may, opportunistically, produce other renewable products such as renewable diesel, a renewable fuel, and bio-based glycerol, also known as natural glycerin, which is used in healthcare, food, and cosmetics industries. We believe there is a market opportunity in the aviation and renewable sectors as a result of a combination of regulatory support, industry-led demand and end-user commitment. The actual market environment may evolve differently from our expectations and is subject to a variety of external forces such as government regulation and technological development that may impact the market opportunity. New XCF intends to build a nationwide portfolio of SAF and renewable fuels production facilities that use waste- and residue-based feedstocks at competitive production costs. We also intend to implement a fully integrated business model from feedstock supply and production to marketing and sales of SAF. New XCF is currently one of the few publicly traded renewable fuels companies primarily focused on SAF and renewable fuels in the United States, with the stated intention to be a majority SAF producer, distinguishing itself from peers that are predominantly legacy crude oil refiners. We intend to scale and operate clean fuel production facilities engineered to the highest levels of compliance, reliability, and quality. We also own dormant biodiesel plants located in Fort Myers, Florida and Wilson, North Carolina that we intend to further build-out and reconstruct SAF, renewable fuels and/or associated SAF-related infrastructure. We are continuing to evaluate the role of each of the Fort Myers, Florida and Wilson, North Carolina facilities within New XCF’s broader SAF and biofuels value chain.

On January 23, 2025 and February 19, 2025, Legacy XCF completed its acquisitions (the “Acquisition”) of New Rise SAF Renewables Limited Liability Company, (“New Rise SAF”) and New Rise Renewables, LLC. (“New Rise Renewables”) (collectively the “New Rise Entities”), which became wholly-owned subsidiaries of XCF Global Capital, Inc. (“Legacy XCF”). New Rise Renewables, a Delaware limited liability company, was formed on September 23, 2016 for the purpose of owning 100% of New Rise Renewables Reno, LLC (“New Rise Reno”). New Rise Renewables is focused on producing renewable fuels to lower the world’s carbon footprint by meeting the growing demand for renewable fuels and will concentrate on the production of clean-burning, sustainable biofuels, principally SAF. The New Rise Reno facility is built on a 10-acre parcel located within McCarran, Nevada. New Rise Reno’s activities have primarily consisted of acquiring plant assets, infrastructure development and construction, and other pre-operational expenditures. In February 2025, New Rise Reno began initial production of SAF and renewable naphtha (a byproduct in SAF production). First deliveries of neat SAF and renewable naphtha began in March 2025. During the initial phase of production ramp-up, New Rise Reno production facility operated at approximately 50% of nameplate capacity. Until SAF production is at nameplate capacity, New Rise Reno is not deemed to be an operating facility and classifies as under construction until final project acceptance under New Rise’s license agreement with Axens North America under the original intention of the SAF conversion. Such final project acceptance has not yet been completed. While ramp-up processes are being undertaken and until final plant acceptance, management has made the determination to temporarily produce and sell renewable diesel, a byproduct of SAF production, which can be achieved at approximately 2,000 barrels per day, which is approximately 20% below nameplate capacity, and without any additional modifications to the facility. In May 2025, New Rise Reno began selling renewable diesel under its Supply and Offtake Agreement with Phillips 66 (the “P66 Agreement”).

Business Combination

On March 11, 2024, Legacy XCF entered into a business combination agreement (the “Business Combination Agreement”) with Focus Impact BH3 Acquisition Company (“Focus Impact”), Focus Impact BH3 Newco, Inc., (“NewCo”) a wholly owned subsidiary of Focus Impact, Focus Impact BH3 Merger Sub 1, LLC, a wholly owned subsidiary of NewCo (“Merger Sub 1”), and Focus Impact BH3 Merger Sub 2, Inc., a wholly owned subsidiary of NewCo (“Merger Sub 2”). The business combination was effected in two steps: (a) Focus Impact merged with and into Merger Sub 1, with Merger Sub 1 being the surviving entity as a wholly owned subsidiary of NewCo; and (b) immediately after, Merger Sub 2 merged with and into Legacy XCF, with Legacy XCF continuing as a wholly-owned subsidiary of NewCo (these transactions, collectively, the “Business Combination”).

The Business Combination closed on June 6, 2025 (the “Closing Date”). As a result of the Business Combination, NewCo, subsequently changed its name to XCF Global, Inc. and became a new publicly-traded company on NASDAQ (Nasdaq: SAFX).

In connection with the closing of the Business Combination:

●	All shares of Class A common stock of Legacy XCF outstanding as of immediately prior to the Business Combination were cancelled and automatically converted into the right to receive an aggregate 142,130,632 shares of New XCF Class A common stock, par value $0.0001 per share.

●	All 651,919 shares outstanding Focus Impact Class A and Class B common stock were cancelled and converted into shares of common stock of New XCF on a one-for-one basis.

●	11,500,000 redeemable outstanding public warrants and 6,400,000 private placement warrants of Focus Impact representing the right to purchase one share of Focus Impact Class A common stock were adjusted to represent the right to purchase one share of New XCF Class A common stock at $11.50 per share.

The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Accordingly, Legacy XCF was deemed the accounting acquirer (and legal acquiree) and NewCo was treated as the accounting acquiree (and legal acquirer).

Under this method of accounting, the reverse recapitalization was treated as the equivalent of Legacy XCF issuing stock for the net assets (liabilities) of Focus Impact, accompanied by a recapitalization. The net assets of Focus Impact are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy XCF. All periods prior to the Business Combination have been retrospectively adjusted in accordance with the Business Combination Agreement for the equivalent number of common shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Additionally, all outstanding convertible notes were adjusted in accordance with their terms, which will, among other changes to the convertible note terms, result in proportionate adjustments being made to the number of shares issuable upon exercise of such convertible notes and to the exercise and redemption prices of such convertible notes. The number of shares for all periods prior to the Closing Date have been retrospectively decreased using the exchange ratio that was established (the “Exchange Ratio”).

The following table sets forth the assets and liabilities as of June 6, 2025, that were assumed in connection with the execution of the Business Combination:

Focus Impact
Current assets:
Loan receivable	$2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	$2,071,556
Current liabilities:
Non-redemption agreement	$1,240,000
Accrued expenses and other current liabilities	7,686,531
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	$228,153,023

Total assets acquired and liabilities assumed	$(226,081,467)

In connection with the Business Combination, we incurred a total of approximately $17,011,496 of transaction costs, consisting of legal and other professional fees, of which $6,923,808 was recorded to additional paid-in capital, and $10,087,688 was recorded as an expense in professional fees on the consolidated statements of operations. All contractual receivables are expected to be collected.

Conversion of Convertible Note to related party

In connection with the closing of the Business Combination, an outstanding Legacy XCF convertible note to related party with an aggregate principal amount of $100,000,000 was converted into 10,000,000 shares of New XCF Class A common stock.

Public Warrants and Private Placement Warrants

In connection with the closing of the Business Combination, the Company assumed 11,500,000 outstanding public warrants (the “Public Warrants”) to purchase an aggregate of 11,500,000 shares of Focus Impact Class A common stock at $11.50 per share, which were adjusted to represent the right to purchase an aggregate of 11,500,000 shares of New XCF Class A common stock at $11.50 per share. The total value of the liability associated with the Public Warrants was $121,900,000 measured at fair value at the Closing Date.

In connection with the closing of the Business Combination, the Company assumed 6,400,000 outstanding private placement warrants (the “Private Placement Warrants”) to purchase an aggregate of 6,400,000 of Focus Impact Class A common stock at $11.50 per share, which were adjusted to represent the right to purchase an aggregate of 6,400,000 shares of New XCF Class A common stock at $11.50 per share. The total value of the liability associated with the Private Placement Warrants was $88,768,000 at the Closing Date

The Private Placement Warrants are identical to the Public Warrants underlying the units initially sold by Focus Impact, except that the Private Placement Warrants: (i) will not be redeemable by the Company so long as they are held by the Former Sponsor or Sponsor (as defined in the Private Placement Warrants and the Public Warrants) or any of its permitted transferees; (ii) may be exercised for cash or on a cashless basis, so long as they are held by the Former Sponsor or Sponsor or any of its permitted transferees and (iii) are (including the common stock issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Former Sponsor and Sponsor have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A common stock issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Initial Business Combination.

ELOC Agreement

On May 30, 2025, New XCF and Legacy XCF entered into an equity line of credit purchase agreement (the “ELOC Agreement”) with Helena Global Investment Opportunities I Ltd (“Helena”). Pursuant to the ELOC Agreement, following the completion of the Business Combination, New XCF will have the right to issue and to sell to Helena from time to time, as provided in the ELOC Agreement, up to $50,000,000 of Class A common stock of New XCF, subject to the conditions set forth therein. At issuance, the fair value of the ELOC Agreement was zero. As of December 31, 2025, the Company has sold 2,150,000 shares of Class A common stock raising $861,228 net of commissions due Helena related to these At the Market (“ATM”) stock sales.

As a commitment fee in connection with the execution of the ELOC Agreement, on May 31, 2025, Legacy XCF issued to Helena 740,000 shares of Legacy XCF’s common stock (the “Commitment Shares”). The Commitment Shares were valued at $10.00 per share for a total value of $7,400,000 which was recorded in ELOC commitment fees in the consolidated statements of operations. As of December 31, 2025, the Company has other receivable balance of $126,080 that reflects proceeds in transit from ELOC.

Reverse Asset Acquisition

On December 8, 2023, Legacy XCF and the owners of New Rise Renewables and New Rise SAF, entered into two agreements: (1) the Membership Interest Purchase Agreement with New Rise SAF (“New Rise SAF MIPA”), and (2) the Membership Interest Purchase Agreement with New Rise Renewables (the “New Rise Renewables MIPA,” and together with the New Rise SAF MIPA, the “MIPAs”). The MIPAs facilitated the purchase of 100% of the equity in both New Rise Renewables and New Rise SAF by Legacy XCF, with both transactions closing during the period ending March 31, 2025. The two transactions were consummated as follows:

●	On January 23, 2025, the New Rise SAF acquisition closed when Legacy XCF transferred 18,730,000 shares of its common stock to Randy Soule and GL Part I SPV, LLC (“GL”) – the two legacy membership interest holders of New Rise SAF – in exchange for 100% of the outstanding membership interests of that entity.

●	On February 19, 2025, the New Rise Renewables acquisition closed when Legacy XCF transferred 87,331,951 shares of its common stock to RESC Renewables, LLC (“RESC”) and GL– the two legacy membership interest holders of New Rise Renewables – and issued a $100,000,000 convertible promissory note dated February 19, 2025 (discussed in the “Convertible Promissory Note” section below) to RESC in exchange for 100% of the outstanding membership interests of New Rise Renewables.

The exchange of equity interests between Legacy XCF and the New Rise Entities were executed in contemplation of one another and were treated as a combined transaction, which resulted in the New Rise entities becoming wholly owned subsidiaries of Legacy XCF. The combined transaction was accounted for as a reverse asset acquisition in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-50, “Business Combinations – Related Issues”. New Rise Entities are considered the accounting acquirers and legal acquirees, and Legacy XCF is the legal acquirer and accounting acquiree.

As a result of the Acquisition, the historical financial statements of the consolidated company prior to February 19, 2025, are those of New Rise Renewables and New Rise SAF. The assets and liabilities of Legacy XCF were recorded at fair value as of the acquisition date. The equity structure presented in the financial statements has been retroactively restated to reflect the legal capital structure of Legacy XCF, including the shares issued to New Rise Renewables and New Rise SAF in connection with the acquisition. Prior to the recapitalization, members of the New Rise entities contributed $4,887,000 in equity interests. Total shares of Legacy XCF common stock outstanding immediately following the close of transaction were 183,078,394.

The following table sets forth the fair values of the assets and liabilities as of February 19, 2025, that were assumed in connection with the execution of the MIPAs:

Legacy XCF
Current assets:
Cash and cash equivalents	$220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	$13,919,068
Current liabilities:
Professional fees payable	$2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 9)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$(93,426,624)

The results of operations for Legacy XCF are included in the consolidated financial statements from the date of acquisition forward. All intercompany accounts and transactions have been eliminated in consolidation. All contractual receivables are expected to be collected.

Liquidity and Going Concern

In accordance with Accounting Standards Update, (“ASU”), 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40) (“ASC 205-40”), Management has the responsibility to evaluate whether conditions and/or events raise substantial doubt about the Company’s ability to meet its future financial obligations as they become due within one year after the date that the consolidated financial statements are issued. This evaluation requires management to perform two steps. First, management must evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern. Second, if management concludes that substantial doubt is raised, management is required to consider whether it has plans in place to alleviate that doubt. As required by ASC 205-40, this evaluation shall initially not take into consideration the potential mitigating effects of plans that have not been fully implemented as of the date the consolidated financial statements are issued. Disclosures in the notes to the consolidated financial statements are required if management concludes that substantial doubt exists or that its plans alleviate the substantial doubt that was raised.

Since inception through year end, the Company has incurred recurring losses from operations. The loss from operations was $67,887,181 and $21,173,908, respectively, for the years ending December 31, 2025, and 2024. The Company had an accumulated deficit of $16,725,685, and current liabilities of $249,014,438 as of December 31, 2025, and cash equivalents, excluding restricted cash, of $154,937. Management believes that operating losses and negative operating cash flows will continue into the foreseeable future. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ultimate success is dependent on our ability to obtain additional financing and generate sufficient cash flow to meet the Company’s obligations on a timely basis. The business will require significant capital to sustain operations and significant investments to execute the Company’s long-term business plan. Absent generation of sufficient revenue from the execution of the Company’s long-term business plan, we will need to obtain debt or equity financing, especially if the Company experiences downturns in its business that are more severe or longer than anticipated, or if we experience significant increases in expense levels resulting from being a publicly-traded company or operations. Such additional debt or equity financing may not be available to the Company on favorable terms, if at all.

If we are not able to secure adequate additional funding when needed, we will need to reevaluate the Company’s operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact our business, results of operations and future prospects. There can be no assurance that in the event we require additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on our ability to achieve its intended business objectives.

Therefore, there is substantial doubt about our ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.